GOING CONCERN (Details) (USD $)	1 Months Ended	12 Months Ended		25 Months Ended
	May 31, 2011	May 31, 2013	May 31, 2012	May 31, 2013
GOING CONCERN [Abstract]
Net Loss	$ (3,600)	$ (9,588)	$ (10,484)	$ (23,672)